Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation of Jeffrey A. Gould, our principal executive officer (“PEO”), and our other named executive officers (i.e., Mitchell Gould, David W. Kalish, Ryan Baltimore (for 2024 only), Isaac Kalish (for 2024 and 2025 only), Matthew J. Gould (for 2023 only), George Zweier, and Steven Rosenzweig (for 2025 only) collectively referred to as the “NEOs”) and our financial and market performance for each indicated year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On	Net Income (millions) ($)
					Total Stockholder Return ($)
2025	1,912,560	1,667,518	776,679	579,690	89.19	(11.9)
2024	1,928,027	1,686,779	981,156	609,920	102.70	(9.8)
2023	1,882,891	1,319,498	883,300	563,173	99.93	3.9

(1)	See Note 6 to the Summary Compensation Table for information regarding the treatment of dividends and dividend equivalents payable on stock and similar awards.
(2)
Represents the amount of “compensation actually paid” to Jeffrey A. Gould, as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gould. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “— Compensation of NEOs.”

In accordance with SEC requirements, the following adjustments were made to Jeffrey A. Gould’s total compensation for the applicable year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	1,912,560	(497,555)	252,513	1,667,518
2024	1,928,027	(555,486)	314,238	1,686,779
2023	1,882,891	(587,616)	24,223	1,319,498

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	349,396(1)	80,535(1)	(16,348)(1)	252,513
2024	359,801(2)	72,238(2)	(117,801)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223

(1)	With respect to the 2025 AFFO Awards, assumes that none of such awards would have vested at year-end 2025.
(2)	With respect to the 2024 AFFO Awards, assumes that none of such awards would have vested at year-end 2024.
(3)	With respect to the 2023 and 2022 AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(4)	With respect to the 2021 AFFO Awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(5)	With respect to the 2023 AFFO Awards, assumes that none of such awards would have vested at year-end 2023.
(6)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2025	776,679	(299,535)	102,546	579,690
2024	981,156	(486,909)	115,673	609,920
2023	883,300	(341,054)	20,927	563,173

(1)
Although the vesting of David Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	173,203	(49,088)	(21,569)	102,546
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927

Named Executive Officers, Footnote
The following table sets forth information concerning the compensation of Jeffrey A. Gould, our principal executive officer (“PEO”), and our other named executive officers (i.e., Mitchell Gould, David W. Kalish, Ryan Baltimore (for 2024 only), Isaac Kalish (for 2024 and 2025 only), Matthew J. Gould (for 2023 only), George Zweier, and Steven Rosenzweig (for 2025 only) collectively referred to as the “NEOs”) and our financial and market performance for each indicated year:

PEO Total Compensation Amount	$ 1,912,560	$ 1,928,027	$ 1,882,891
PEO Actually Paid Compensation Amount	$ 1,667,518	1,686,779	1,319,498
Adjustment To PEO Compensation, Footnote
(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “— Compensation of NEOs.”

In accordance with SEC requirements, the following adjustments were made to Jeffrey A. Gould’s total compensation for the applicable year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	1,912,560	(497,555)	252,513	1,667,518
2024	1,928,027	(555,486)	314,238	1,686,779
2023	1,882,891	(587,616)	24,223	1,319,498

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	349,396(1)	80,535(1)	(16,348)(1)	252,513
2024	359,801(2)	72,238(2)	(117,801)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223

(1)	With respect to the 2025 AFFO Awards, assumes that none of such awards would have vested at year-end 2025.
(2)	With respect to the 2024 AFFO Awards, assumes that none of such awards would have vested at year-end 2024.
(3)	With respect to the 2023 and 2022 AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(4)	With respect to the 2021 AFFO Awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(5)	With respect to the 2023 AFFO Awards, assumes that none of such awards would have vested at year-end 2023.
(6)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

Non-PEO NEO Average Total Compensation Amount	$ 776,679	981,156	883,300
Non-PEO NEO Average Compensation Actually Paid Amount	$ 579,690	609,920	563,173
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “— Compensation of NEOs.”

Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2025	776,679	(299,535)	102,546	579,690
2024	981,156	(486,909)	115,673	609,920
2023	883,300	(341,054)	20,927	563,173

(1)
Although the vesting of David Kalish’s restricted stock would accelerate upon his retirement, as he has not retired, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of such awards.

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	173,203	(49,088)	(21,569)	102,546
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 89.19	102.7	99.93
Net Income (Loss)	$ (11,900,000)	$ (9,800,000)	$ 3,900,000
PEO Name	Jeffrey A. Gould	Jeffrey A. Gould	Jeffrey A. Gould
Equity Awards Adjustments, Footnote
The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (6) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	349,396(1)	80,535(1)	(16,348)(1)	252,513
2024	359,801(2)	72,238(2)	(117,801)	314,238
2023	386,940(4)	(351,343)(5)	(11,374)	24,223

(1)	With respect to the 2025 AFFO Awards, assumes that none of such awards would have vested at year-end 2025.
(2)	With respect to the 2024 AFFO Awards, assumes that none of such awards would have vested at year-end 2024.
(3)	With respect to the 2023 and 2022 AFFO awards, assumes that as of year-end 2024 that none of such awards would vest.
(4)	With respect to the 2021 AFFO Awards which vested in 2024, assumes that as of year-end 2023 100% of such awards would vest, of which 100% actually vested in 2024.
(5)	With respect to the 2023 AFFO Awards, assumes that none of such awards would have vested at year-end 2023.
(6)
With respect to the (A) 2022 RSU-AFFO awards, assumes that as of year-end (i) 2023, none of such awards would have vested and (ii) 2022, 99.65% of such awards would have vested and (B) the 2021 RSU-AFFO awards, assumes that 100% of such awards would have vested at the 2023 and 2022 year-end.

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	173,203	(49,088)	(21,569)	102,546
2024	178,851	25,855	(89,033)	115,673
2023	268,410	(239,337)	(8,146)	20,927

2025 AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of next year-end	0.00%
2024 AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		0.00%
2023 AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		0.00%	0.00%
2023 and 2022 AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		0.00%
2021 AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of prior year-end			100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		100.00%
2022 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end			0.00%
Vesting percentage assumption as of prior year-end				99.65%
2021 RSU-AFFO Awards [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end			100.00%
Vesting percentage assumption as of prior year-end				100.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (497,555)	$ (555,486)	$ (587,616)
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,513	314,238	24,223
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,396	359,801	386,940
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,535	72,238	(351,343)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,348)	(117,801)	(11,374)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,535)	(486,909)	(341,054)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,546	115,673	20,927
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,203	178,851	268,410
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,088)	25,855	(239,337)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,569)	$ (89,033)	$ (8,146)